Discontinued Operations - Summary of Discontinued Operations (Statements of Loss on Disposal) (Details) - AUD ($)		12 Months Ended
	Mar. 03, 2020	Jun. 30, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Costs relating to the disposal incurred by the Company	$ 207,143
Loss on disposal		$ (1,299,313)
Discontinued Operations
Disclosure of analysis of single amount of discontinued operations [line items]
Net assets disposed of		(1,092,170)
Costs relating to the disposal incurred by the Company		(207,143)
Loss on disposal		$ (1,299,313)